                           DELAWARE FOUNDATION FUNDS

                      Delaware Growth Allocation Portfolio
                     Delaware Balanced Allocation Portfolio
                      Delaware Income Allocation Portfolio

                                 (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                            dated December 10, 2001


The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware Growth Allocation Portfolio only:

The following, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Growth Allocation Portfolio." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                             Average annual returns for periods ending 12/31/00

--------------------------------------------------------------------------------
                                                          1 year     Lifetime**
 Class A return before taxes (Inception 12/31/97)         -12.12%       3.48%
--------------------------------------------------------------------------------
 Class A return after taxes on distribution               -14.38%       1.76%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
 of Fund shares                                            -7.33%       1.97%
--------------------------------------------------------------------------------
 Class B (if redeemed) return before taxes*
 (Inception 12/31/97)                                     -11.00%       3.94%
--------------------------------------------------------------------------------
 Class C (if redeemed) return before taxes*
 (Inception 12/31/97)                                      -8.28%       4.85%
--------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fees, expenses, or taxes)      -9.10%      12.26%
--------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. The Index is not a perfect comparison for the Fund because the Fund may invest in fixed-income and international securities, which are not included in the index. Maximum sales charges are included in the Fund's returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

                                                                          PS-445
                                                                (J8595) BUR 9/02

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -7.52% and 4.78% for the one-year and lifetime periods, respectively. Returns for Class C would be -7.41% and 4.85% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The inception date for Class A, Class B and Class C shares of the Fund was December 31, 1997. The S&P 500 Composite Stock Price Index return shown is for ten years. The Index returns for Class B and Class C lifetime periods were 12.26% and 12.26%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                       A        B         C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                            5.75%     none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever
                                            is lower                                                   none(1) 4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                    none     none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                             none     none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                            A        B        C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees(4)                                             0.25%     0.25%    0.25%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                          0.25%     1.00%    1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                                 1.38%     1.38%    1.38%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                           1.88%     2.63%    2.63%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(6)                                   (1.12%)   (1.12%)  (1.12%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                                   0.76%     1.51%    1.51%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you            CLASS(8)                    A         B            B            C            C
compare the cost of investing in the                                                        (if redeemed)             (if redeemed)
Fund to the cost of investing in other        --------------------------------------------------------------------------------------
mutual funds with similar investment            1 year                    $648     $154          $554         $154          $254
objectives. We show the cumulative            --------------------------------------------------------------------------------------
amount of Fund expenses on a                    3 years                 $1,029     $711          $986         $711          $711
hypothetical investment of $10,000            --------------------------------------------------------------------------------------
with an annual 5% return over the               5 years                 $1,434   $1,295        $1,520       $1,295        $1,295
time shown.(7) This is an example only,       --------------------------------------------------------------------------------------
and does not represent future                  10 years                 $2,563   $2,697        $2,697       $2,881        $2,881
expenses, which may be greater or             --------------------------------------------------------------------------------------
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

                                        2

------------------------------------------------------------------------------------------------------------------------------------
This example is also based on a            CLASS(8)                       A         B            B            C               C
hypothetical investment of $10,000                                                         (if redeemed)              (if redeemed)
with an annual 5% return over the          -----------------------------------------------------------------------------------------
time shown but assumes the net              1 year                        $745     $255          $655         $255            $355
expenses of the Delaware                   -----------------------------------------------------------------------------------------
Foundation Funds Growth Portfolio           3 years                     $1,319   $1,011        $1,286       $1,011          $1,011
noted above. In this example we            -----------------------------------------------------------------------------------------
have also included an estimate of the       5 years                     $1,918   $1,788        $2,013       $1,788          $1,788
average aggregate total operating          -----------------------------------------------------------------------------------------
expenses of the Delaware                   10 years                     $3,529   $3,659        $3,659       $3,825          $3,825
Investments Funds as described on          -----------------------------------------------------------------------------------------
page 8. When the Fund invests in
any of these funds, it absorbs a
portion of their underlying expenses.
This is an example only, and does
not represent future expenses,
which may be greater or less
than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.
(5) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses under the plan will not be more than 0.30%.
(6) The investment manager has contracted to waive fees and pay expenses through November 30, 2002 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and total operating expenses without expense waivers for years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Balanced Allocation Portfolio

The following, which reflects the new sales charges described on the first page of this supplement, replaces the return and fee tables on page 5 of the Prospectus under "Profile: Delaware Balanced Allocation Portfolio." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                         Average annual returns for the periods ending 12/31/00

--------------------------------------------------------------------------------
                                                          1 year     Lifetime**
--------------------------------------------------------------------------------
 Class A return before taxes (Inception 12/31/97)         -8.03%        2.46%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions              -9.55%        0.92%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
 of Fund shares                                           -4.84%        1.23%
--------------------------------------------------------------------------------
 Class B (if redeemed) return before taxes*
 (Inception 12/31/97)                                     -7.01%       -2.92%
--------------------------------------------------------------------------------
 Class C (if redeemed) return before taxes*
 (Inception 12/31/97)                                     -4.20%        3.85%
--------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index (reflects no
 deduction for fees, expenses, or taxes)                  -9.10%       12.26%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index                     11.63%        6.36%
--------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the Indexes are unmanaged and don't include the costs of operating a mutual fund, such as the actual costs of buying, selling and holding the securities. Neither Index is a perfect comparison to Delaware Foundation Funds Balanced Portfolio since the S&P 500 does not include fixed income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. Maximum sales charges are included in the Fund's returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -3.27% and 3.78% for the one-year and lifetime periods, respectively. Returns for Class C would be -3.27% and 3.85% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The inception date for Class A, Class B and Class C shares of the Fund was December 31, 1997. The S&P 500 Composite Stock Price Index return shown is for ten years. The Index returns for Class B and Class C lifetime periods were 12.26% and 12.26%, respectively.

What are Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                             A        B        C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of offering price                5.75%    none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales charge (load) as a
                                            percentage of original purchase price or redemption price,
                                            whichever is lower                                             none   4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on reinvested dividends     none    none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                                 none    none      none
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                            A        B         C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees(4)                                             0.25%     0.25%    0.25%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                          0.25%(5)  1.00%    1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                                 1.14%     1.14%    1.14%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                           1.64%     2.39%    2.39%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(6)                                   (0.84%)   (0.84%)  (0.84%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                                   0.80%     1.55%    1.55%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(8)                       A         B            B            C               C
compare the cost of investing in the                                                       (if redeemed)             (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment        1 year                        $652     $158          $558         $158            $258
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a                3 years                       $985     $665          $940         $665            $665
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the           5 years                     $1,341   $1,199        $1,424       $1,199          $1,199
time shown.(7) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,340   $2,475        $2,475       $2,662          $2,662
expenses, which may be greater or          -----------------------------------------------------------------------------------------
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is also based on a            CLASS(8)                       A         B            B            C                C
hypothetical investment of $10,000                                                         (if redeemed)             (if redeemed)
with an annual 5% return over the          -----------------------------------------------------------------------------------------
time shown but assumes the net              1 year                        $743    $253           $653        $253             $353
expenses of the Delaware                   -----------------------------------------------------------------------------------------
Foundation Funds Balance Portfolio          3 years                     $1,259    $949         $1,224        $949             $949
noted above. In this example we            -----------------------------------------------------------------------------------------
have also included an estimate of the       5 years                     $1,800   $1,669        $1,894       $1,669          $1,669
average aggregate total operating          -----------------------------------------------------------------------------------------
expenses of the Delaware                   10 years                     $3,273   $3,403        $3,403       $3,574          $3,574
Investments Funds as described on          -----------------------------------------------------------------------------------------
page 8. When the Fund invests in
any of these funds, it absorbs a
portion of their underlying expenses.
This is an example only, and does
not represent future expenses,
which may be greater or less
than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.
(5) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses under the plan will not be more than 0.30%.
(6) The investment manager has contracted to waive fees and pay expenses through November 30, 2002 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and total operating expenses without expense waivers for years two through 10.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Income Allocation Portfolio

The following, which reflects the new sales charges described on the first page of this supplement, replaces the return and fee tables on page 7 of the Prospectus under "Profile: Delaware Income Allocation Portfolio." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                             Average annual returns for periods ending 12/31/00

--------------------------------------------------------------------------------
                                                          1 year     Lifetime**
 Class A return before taxes (Inception 12/31/97)         -4.82%        1.63%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions              -6.83%       -0.18%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
 of Fund shares                                           -2.91%        0.41%
--------------------------------------------------------------------------------
 Class B (if redeemed) return before taxes*
 (Inception 12/31/97)                                     -3.54%        2.20%
--------------------------------------------------------------------------------
 Class C (if redeemed) return before taxes*
 (Inception 12/31/97)                                     -0.67%        2.98%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index                     11.63%        6.36%
--------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't include the costs of operating a mutual fund, such as the actual costs of buying, selling and holding the securities. In addition, the Index is not a perfect comparison to the Fund because the Fund invests in a variety of asset classes, not represented in the Index, including equity securities, international securities and high-yielding corporate bonds. Maximum sales charges are included in the Fund's returns above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 0.29% and 3.05% for the one-year and lifetime periods, respectively. Returns for Class C would be 0.29% and 2.98% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The inception date for Class A, Class B and Class C shares of the Fund was December 31, 1997. The Lehman Brothers Aggregate Bond Index return shown is for ten years. The Index returns for Class B and Class C lifetime periods were 6.36% and 6.36%, respectively.

What are the Fund's fees and expenses?



------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                         A        B          C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                            5.75%      none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever
                                            is lower                                                   none(1)  4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                    none      none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                             none      none      none
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                           A        B          C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees(4)                                            0.25%    0.25%      0.25%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                         0.25%(5) 1.00%      1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                                1.24%    1.24%      1.24%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                          1.74%    2.49%      2.49%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(6)                                  (0.94%)  (0.94%)    (0.94%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                                  0.80%    1.55%      1.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(8)                         A       B            B            C               C
compare the cost of investing in the                                                       (if redeemed)              (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment        1 year                        $652     $158          $558         $158            $258
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a                3 years                     $1,005     $686          $961         $686            $686
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the           5 years                     $1,381   $1,241        $1,466       $1,241          $1,241
time shown.(7) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,435   $2,569        $2,569       $2,755          $2,755
expenses, which may be greater or          -----------------------------------------------------------------------------------------
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

                                       8

------------------------------------------------------------------------------------------------------------------------------------
This example is also based on a            CLASS(8)                       A         B            B            C                C
hypothetical investment of $10,000                                                         (if redeemed)               (if redeemed)
with an annual 5% return over the          -----------------------------------------------------------------------------------------
time shown but assumes the net              1 year                        $730     $240          $640         $240            $340
expenses of the Delaware                   -----------------------------------------------------------------------------------------
Foundation Funds Income Portfolio           3 years                     $1,241     $931        $1,206         $931            $931
noted above. In this example we            -----------------------------------------------------------------------------------------
have also included an estimate of the       5 years                     $1,778   $1,646        $1,871       $1,646          $1,646
average aggregate total operating          -----------------------------------------------------------------------------------------
expenses of the Delaware                   10 years                     $3,237   $3,369        $3,369       $3,540          $3,540
Investments Funds as described on          -----------------------------------------------------------------------------------------
page 8. When the Fund invests in
any of these funds, it absorbs a
portion of their underlying expenses.
This is an example only, and does
not represent future expenses,
which may be greater or less
than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The investment manager has agreed to limit its management fee to no more than 0.10% of average daily net assets.
(5) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses under the plan will not be more than 0.30%.
(6) The investment manager has contracted to waive fees and pay expenses through November 30, 2002 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Growth Allocation Portfolio, Delaware Balanced Allocation Portfolio and Delaware Income Allocation Portfolio:

The following information replaces the second and last bullet, respectively, under Choosing a share class -- CLASS B" on page 22 of the Prospectus:

CLASS B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.00% thereafter.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

The date of this Supplement is September 16, 2002.


                                       10

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